American Funds College Target Date Series®
American Funds College 2036 FundSM
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 34%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	1,061,793	$87,736
The Growth Fund of America, Class R-6	1,293,906	87,468
AMCAP Fund, Class R-6	2,211,126	87,318
EuroPacific Growth Fund, Class R-6	624,446	42,606
		305,128
Growth-and-income funds 35%
Fundamental Investors, Class R-6	1,891,670	129,409
International Growth and Income Fund, Class R-6	2,332,823	88,974
The Investment Company of America, Class R-6	1,081,632	47,657
Capital World Growth and Income Fund, Class R-6	736,424	43,670
Washington Mutual Investors Fund, Class R-6	127,442	6,335
		316,045
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,411,622	89,905
Fixed income funds 21%
U.S. Government Securities Fund, Class R-6	9,646,104	138,036
Capital World Bond Fund, Class R-6	2,127,178	45,415
The Bond Fund of America, Class R-6	843,009	11,549
		195,000
Total investment securities 100% (cost: $806,942,000)		906,078
Other assets less liabilities 0%		(188)
Net assets 100%		$905,890
American Funds College Target Date Series — American Funds College 2036 Fund — Page 1 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 34%
SMALLCAP World Fund, Inc., Class R-6	$66,361	$5,952	$—	$—	$15,423	$87,736	$—	$1,298
The Growth Fund of America, Class R-6	66,365	11,692	—	—	9,411	87,468	423	3,245
AMCAP Fund, Class R-6	66,915	12,556	—	—	7,847	87,318	358	1,755
EuroPacific Growth Fund, Class R-6	34,617	1,498	—	—	6,491	42,606	170	—
						305,128
Growth-and-income funds 35%
Fundamental Investors, Class R-6	100,280	14,256	—	—	14,873	129,409	1,018	—
International Growth and Income Fund, Class R-6	66,626	7,726	—	—	14,622	88,974	357	—
The Investment Company of America, Class R-6	32,778	10,515	—	—	4,364	47,657	174	—
Capital World Growth and Income Fund, Class R-6	34,598	3,194	—	—	5,878	43,670	124	—
Washington Mutual Investors Fund, Class R-6	—	6,499	—	—	(164)	6,335	—	—
						316,045
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	67,291	15,019	—	—	7,595	89,905	368	—
Fixed income funds 21%
U.S. Government Securities Fund, Class R-6	104,745	38,363	—	—	(5,072)	138,036	267	4,864
Capital World Bond Fund, Class R-6	34,537	10,374	—	—	504	45,415	234	521
The Bond Fund of America, Class R-6	—	11,558	—	—	(9)	11,549	11	—
						195,000
Total 100%				$—	$81,763	$906,078	$3,504	$11,683
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2036 Fund — Page 2 of 12

American Funds College 2033 Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth funds 20%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,652,347	$179,298
SMALLCAP World Fund, Inc., Class R-6	1,088,310	89,927
AMCAP Fund, Class R-6	2,266,267	89,495
		358,720
Growth-and-income funds 34%
The Investment Company of America, Class R-6	4,049,755	178,432
Washington Mutual Investors Fund, Class R-6	3,579,329	177,929
International Growth and Income Fund, Class R-6	4,600,799	175,475
Capital World Growth and Income Fund, Class R-6	1,499,973	88,948
American Mutual Fund, Class R-6	67,758	3,000
		623,784
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	4,751,322	177,129
Fixed income funds 36%
The Bond Fund of America, Class R-6	20,865,916	285,864
U.S. Government Securities Fund, Class R-6	18,479,958	264,448
Capital World Bond Fund, Class R-6	4,105,115	87,644
American Funds Mortgage Fund, Class R-6	245,607	2,520
American Funds Strategic Bond Fund, Class R-6	216,825	2,518
		642,994
Total investment securities 100% (cost: $1,607,237,000)		1,802,627
Other assets less liabilities 0%		(525)
Net assets 100%		$1,802,102
American Funds College Target Date Series — American Funds College 2033 Fund — Page 3 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 20%
The Growth Fund of America, Class R-6	$150,687	$7,847	$171	$66	$20,869	$179,298	$905	$6,942
SMALLCAP World Fund, Inc., Class R-6	82,563	1,561	12,687	2,949	15,541	89,927	—	1,560
AMCAP Fund, Class R-6	80,045	2,337	2,120	249	8,984	89,495	396	1,942
EuroPacific Growth Fund, Class R-6	5,734	28	6,965	1,330	(127)	—	28	—
						358,720
Growth-and-income funds 34%
The Investment Company of America, Class R-6	143,586	15,684	—	—	19,162	178,432	695	—
Washington Mutual Investors Fund, Class R-6	141,977	19,123	—	—	16,829	177,929	941	2,143
International Growth and Income Fund, Class R-6	148,024	773	5,742	2,086	30,334	175,475	772	—
Capital World Growth and Income Fund, Class R-6	74,257	2,151	—	—	12,540	88,948	259	—
American Mutual Fund, Class R-6	—	3,019	—	—	(19)	3,000	—	—
Fundamental Investors, Class R-6	16,406	156	18,999	1,434	1,003	—	156	—
						623,784
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	148,743	11,879	—	—	16,507	177,129	742	—
Fixed income funds 36%
The Bond Fund of America, Class R-6	231,249	60,519	—	—	(5,904)	285,864	1,067	8,038
U.S. Government Securities Fund, Class R-6	233,178	41,579	—	—	(10,309)	264,448	551	9,870
Capital World Bond Fund, Class R-6	77,079	9,351	—	—	1,214	87,644	453	1,010
American Funds Mortgage Fund, Class R-6	—	2,520	—	—	—[2]	2,520	—[2]	—
American Funds Strategic Bond Fund, Class R-6	—	2,519	—	—	(1)	2,518	—	—
						642,994
Total 100%				$8,114	$126,623	$1,802,627	$6,965	$31,505
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[2]	Amount less than one thousand.
American Funds College Target Date Series — American Funds College 2033 Fund — Page 4 of 12

American Funds College 2030 Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth-and-income funds 40%	Shares	Value (000)
American Mutual Fund, Class R-6	8,691,788	$384,872
Washington Mutual Investors Fund, Class R-6	7,734,813	384,498
International Growth and Income Fund, Class R-6	6,628,119	252,796
		1,022,166
Equity-income funds 0%
The Income Fund of America, Class R-6	285,378	6,715
Balanced funds 15%
American Funds Global Balanced Fund, Class R-6	10,267,452	382,771
Fixed income funds 45%
The Bond Fund of America, Class R-6	46,640,563	638,976
U.S. Government Securities Fund, Class R-6	17,748,662	253,983
American Funds Mortgage Fund, Class R-6	12,433,418	127,567
American Funds Strategic Bond Fund, Class R-6	10,973,632	127,404
Intermediate Bond Fund of America, Class R-6	1,403,583	19,580
		1,167,510
Total investment securities 100% (cost: $2,378,374,000)		2,579,162
Other assets less liabilities 0%		(760)
Net assets 100%		$2,578,402
American Funds College Target Date Series — American Funds College 2030 Fund — Page 5 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6	$8,348	$245	$9,461	$405	$463	$—	$41	$203
SMALLCAP World Fund, Inc., Class R-6	8,549	161	10,486	1,649	127	—	—	162
The Growth Fund of America, Class R-6	17,022	886	20,033	4,617	(2,492)	—	102	784
						—
Growth-and-income funds 40%
American Mutual Fund, Class R-6	315,553	36,773	—	—	32,546	384,872	2,189	—
Washington Mutual Investors Fund, Class R-6	327,422	18,671	—	—	38,405	384,498	2,150	4,896
International Growth and Income Fund, Class R-6	221,697	1,156	18,710	5,893	42,760	252,796	1,156	—
Capital World Growth and Income Fund, Class R-6	8,368	30	9,770	1,287	85	—	29	—
The Investment Company of America, Class R-6	16,333	79	18,443	1,227	804	—	79	—
						1,022,166
Equity-income funds 0%
The Income Fund of America, Class R-6	—	6,757	—	—	(42)	6,715	—	—
Balanced funds 15%
American Funds Global Balanced Fund, Class R-6	329,596	16,569	—	—	36,606	382,771	1,645	—
Fixed income funds 45%
The Bond Fund of America, Class R-6	574,582	78,285	—	—	(13,891)	638,976	2,558	19,235
U.S. Government Securities Fund, Class R-6	240,461	23,117	—	—	(9,595)	253,983	539	9,199
American Funds Mortgage Fund, Class R-6	107,334	23,907	—	—	(3,674)	127,567	248	3,838
American Funds Strategic Bond Fund, Class R-6	107,343	21,912	—	—	(1,851)	127,404	1,045	2,191
Intermediate Bond Fund of America, Class R-6	—	19,567	—	—	13	19,580	8	—
Capital World Bond Fund, Class R-6	8,744	165	9,151	357	(115)	—	51	115
						1,167,510
Total 100%				$15,435	$120,149	$2,579,162	$11,840	$40,623
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2030 Fund — Page 6 of 12

American Funds College 2027 Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	10,234,067	$453,165
Equity-income funds 20%
The Income Fund of America, Class R-6	19,248,961	452,928
Fixed income funds 60%
The Bond Fund of America, Class R-6	40,918,437	560,582
Intermediate Bond Fund of America, Class R-6	26,446,378	368,927
American Funds Mortgage Fund, Class R-6	21,940,546	225,110
American Funds Strategic Bond Fund, Class R-6	19,298,402	224,054
		1,378,673
Total investment securities 100% (cost: $2,183,786,000)		2,284,766
Other assets less liabilities 0%		(674)
Net assets 100%		$2,284,092
American Funds College Target Date Series — American Funds College 2027 Fund — Page 7 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 20%
American Mutual Fund, Class R-6	$396,704	$15,904	$—	$—	$40,557	$453,165	$2,735	$—
International Growth and Income Fund, Class R-6	14,698	77	18,162	1,724	1,663	—	77	—
Washington Mutual Investors Fund, Class R-6	22,333	481	25,316	1,753	749	—	147	334
						453,165
Equity-income funds 20%
The Income Fund of America, Class R-6	379,070	35,947	—	—	37,911	452,928	4,899	—
Balanced funds 0%
American Funds Global Balanced Fund, Class R-6	22,527	112	25,143	3,194	(690)	—	112	—
Fixed income funds 60%
The Bond Fund of America, Class R-6	518,128	54,529	—	—	(12,075)	560,582	2,271	16,917
Intermediate Bond Fund of America, Class R-6	307,135	67,367	—	—	(5,575)	368,927	811	6,651
American Funds Mortgage Fund, Class R-6	202,242	29,568	—	—	(6,700)	225,110	456	7,032
American Funds Strategic Bond Fund, Class R-6	201,237	26,156	—	—	(3,339)	224,054	1,943	4,074
U.S. Government Securities Fund, Class R-6	15,545	613	15,636	27	(549)	—	26	588
						1,378,673
Total 100%				$6,698	$51,952	$2,284,766	$13,477	$35,596
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2027 Fund — Page 8 of 12

American Funds College 2024 Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Growth-and-income funds 11%	Shares	Value (000)
American Mutual Fund, Class R-6	6,831,822	$302,513
Equity-income funds 11%
The Income Fund of America, Class R-6	12,862,844	302,663
Fixed income funds 78%
Intermediate Bond Fund of America, Class R-6	68,587,722	956,799
The Bond Fund of America, Class R-6	39,364,527	539,294
American Funds Mortgage Fund, Class R-6	39,279,155	403,004
American Funds Strategic Bond Fund, Class R-6	22,687,036	263,396
Short-Term Bond Fund of America, Class R-6	3,977,261	40,091
		2,202,584
Total investment securities 100% (cost: $2,705,737,000)		2,807,760
Other assets less liabilities 0%		(898)
Net assets 100%		$2,806,862
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 11%
American Mutual Fund, Class R-6	$272,792	$1,881	$—	$—	$27,840	$302,513	$1,881	$—
Equity-income funds 11%
The Income Fund of America, Class R-6	273,994	3,519	1,992	224	26,918	302,663	3,519	—
Fixed income funds 78%
Intermediate Bond Fund of America, Class R-6	904,208	68,838	—	—	(16,247)	956,799	2,335	19,492
The Bond Fund of America, Class R-6	527,569	23,310	—	—	(11,585)	539,294	2,241	16,597
American Funds Mortgage Fund, Class R-6	380,711	34,868	—	—	(12,575)	403,004	849	13,246
American Funds Strategic Bond Fund, Class R-6	258,353	9,022	—	—	(3,979)	263,396	2,430	5,094
Short-Term Bond Fund of America, Class R-6	—	40,085	—	—	6	40,091	10	—
						2,202,584
Total 100%				$224	$10,378	$2,807,760	$13,265	$54,429
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2024 Fund — Page 9 of 12

American Funds College 2021 Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	57,324,169	$799,672
Short-Term Bond Fund of America, Class R-6	79,329,529	799,642
American Funds Mortgage Fund, Class R-6	44,540,929	456,990
American Funds Strategic Bond Fund, Class R-6	19,645,240	228,081
		2,284,385
Total investment securities 100% (cost: $2,255,330,000)		2,284,385
Other assets less liabilities 0%		(759)
Net assets 100%		$2,283,626
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 0%
American Mutual Fund, Class R-6	$16,939	$92	$18,700	$583	$1,086	$—	$92	$—
Equity-income funds 0%
The Income Fund of America, Class R-6	16,945	176	18,719	355	1,243	—	176	—
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	797,989	22,621	7,377	458	(14,019)	799,672	1,991	16,373
Short-Term Bond Fund of America, Class R-6	761,637	53,413	8,523	268	(7,153)	799,642	1,522	7,418
American Funds Mortgage Fund, Class R-6	447,313	27,894	4,212	58	(14,063)	456,990	973	14,783
American Funds Strategic Bond Fund, Class R-6	226,802	6,728	1,967	(12)	(3,470)	228,081	2,133	4,472
The Bond Fund of America, Class R-6	34,063	1,162	34,713	1,523	(2,035)	—	104	1,064
						2,284,385
Total 100%				$3,233	$(38,411)	$2,284,385	$6,991	$44,110
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College 2021 Fund — Page 10 of 12

American Funds College Enrollment Fund®
Investment portfolio
January 31, 2021
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	25,095,891	$350,088
Short-Term Bond Fund of America, Class R-6	34,730,920	350,088
American Funds Mortgage Fund, Class R-6	19,499,949	200,069
American Funds Strategic Bond Fund, Class R-6	8,606,410	99,920
		1,000,165
Total investment securities 100% (cost: $993,611,000)		1,000,165
Other assets less liabilities 0%		(324)
Net assets 100%		$999,841
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 1/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	$375,108	$8,960	$27,900	$1,128	$(7,208)	$350,088	$913	$7,418
Short-Term Bond Fund of America, Class R-6	375,108	5,195	27,009	445	(3,651)	350,088	719	3,487
American Funds Mortgage Fund, Class R-6	214,383	7,649	15,512	305	(6,756)	200,069	454	6,842
American Funds Strategic Bond Fund, Class R-6	106,829	3,084	8,468	37	(1,562)	99,920	972	2,037
Total 100%				$1,915	$(19,177)	$1,000,165	$3,058	$19,784
[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
American Funds College Target Date Series — American Funds College Enrollment Fund — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP1-800-0321O-S78153	American Funds College Target Date Series — Page 12 of 12